Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [text block] [Abstract]
Schedule of numerator and denominator of the basic and diluted net loss per share [table text block]
	Year ended December 31,
	2019	2018	2017
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. For basic loss per share	(14,178)	(6,598)	(2,545)
Adjustment of revaluation of warrants issued to investors	-	-	(476)
Net loss attributable to Medigus Ltd. for diluted loss	(14,178)	(6,598)	(3,021)

Denominator (in thousands):
Weighted average shares – denominator for basic net loss per share	78,124	41,988	12,569
Shares settlement presumed for warrants issued to investors	-	-	400
Denominator for diluted loss per share	78,124	41,988	12,969

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.18)	(0.16)	(0.20)
Diluted	(0.18)	(0.16)	(0.23)